Investment Objectives and Goals	Jul. 31, 2024
American Funds Short-Term Tax-Exempt Bond Fund | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Short-Term Tax-Exempt Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Risk/Return [Heading]	Limited Term Tax-Exempt Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]

The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America | TAX EXEMPT BOND FUND OF AMERICA
Prospectus [Line Items]
Risk/Return [Heading]	The Tax-Exempt Bond Fund of America
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.
American High-Income Municipal Bond Fund | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	American High-Income Municipal Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax.
The Tax-Exempt Fund of California | Tax-Exempt Fund of California
Prospectus [Line Items]
Risk/Return [Heading]	The Tax-Exempt Fund of California
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and California state income taxes.
Objective, Secondary [Text Block]	Its secondary objective is preservation of capital.
American Funds Tax-Exempt Fund of New York | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus [Line Items]
Risk/Return [Heading]	American Funds Tax-Exempt Fund of New York
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes.
Objective, Secondary [Text Block]	Its secondary objective is preservation of capital.